Note Payable - Schedule of Troubled Debt Restructuring with the Note Payable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Troubled Debt Restructuring With the Note Payable [Line Items]
Notes Payable		$ 12,116,000
Note Payable – Principal	$ 5,000,000	5,000,000
Difference		(7,116,000)
Book value - Amended BTC Note [Member]
Schedule of Troubled Debt Restructuring With the Note Payable [Line Items]
Notes Payable		20,236,000
Fair value of Shares Exchanged [Member]
Schedule of Troubled Debt Restructuring With the Note Payable [Line Items]
Notes Payable		(5,072,000)
Fair value [Member]
Schedule of Troubled Debt Restructuring With the Note Payable [Line Items]
Notes Payable		(888,000)
Fair value - Prefunded Warrants [Member]
Schedule of Troubled Debt Restructuring With the Note Payable [Line Items]
Notes Payable		$ (2,160,000)